Net Loss Per Share - Additional Information (Detail) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of options outstanding	5,415,213		5,435,629	5,509,379
Cara Therapeutics, Inc.
Number of options outstanding	113,487		113,487	219,379
Stock Options
Anti-dilutive common stock equivalents	5,415,213	5,455,629	5,435,629	5,509,379
Stock Options | Cara Therapeutics, Inc.
Number of options outstanding	113,487	244,904	113,487	219,379	213,596
Restricted Stock Units | Cara Therapeutics, Inc.
Number of restricted stock units outstanding	25,846	6,952	26,638	15,731	10,348